UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                               ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      GSO Capital Partners LP
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Address:   280 Park Avenue
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           11th Floor
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           New York, NY 10017
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Form 13F File Number:  028-12332
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George Fan
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Title:     Chief Legal Officer / Chief Compliance Officer
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Phone:     212-503-2184
           --------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ George Fan              New York, NY             2/14/08
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        23
                                               -------------

Form 13F Information Table Value Total:        $624,863
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name



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                                                       FORM 13F INFORMATION TABLE

         COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
                                                          VALUE     SHRS OR   SH/  PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION   MANAGERS     SOLE  SHARED NONE

AECOM TECHNOLOGY CORP DELAWA  COM             00766T100  219,034   7,666,560  SH         SOLE                   7,666,560
BRISTOW GROUP INC             COM             110394103   13,704     241,900  SH         SOLE                     241,900
CHIPOTLE MEXICAN GRILL INC    CL B            169656204    2,092      17,000  SH         SOLE                      17,000
CKE RESTAURANTS INC           COM             12561E105   21,120   1,600,000  SH         SOLE                   1,600,000
CMGI INC                      COM NEW         125750307    1,978     151,088  SH         SOLE                     151,088
COMCAST CORP NEW              CL A            20030N101    4,565     250,000  SH         SOLE                     250,000
COMERICA INC                  COM             200340107   13,059     300,000  SH   CALL  SOLE                     300,000
DOMTAR CORP                   COM             257559104    5,383     700,000  SH         SOLE                     700,000
EAGLE ROCK ENERGY PARTNERS I  UNIT            26985R104   14,674     802,734  SH         SOLE                     802,734
EL PASO CORP                  COM             28336L109    6,634     384,800  SH         SOLE                     384,800
FEDERAL SIGNAL CORP           COM             313855108    4,687     417,700  SH         SOLE                     417,700
GEOEYE INC                    COM             37250W108      845      25,116  SH         SOLE                      25,116
HARRAHS ENTMT INC             COM             413619107   17,750     200,000  SH         SOLE                     200,000
ISHARES TR                    RUSSELL 2000    464287655   37,960     500,000  SH   CALL  SOLE                     500,000
ISHARES TR                    RUSSELL 2000    464287655   56,940     750,000  SH   PUT   SOLE                     750,000
LIBERTY MEDIA HLDG CORP       CAP COM SER A   53071M302   49,822     427,694  SH         SOLE                     427,694
MIRANT CORP NEW               COM             60467R100   11,694     300,000  SH         SOLE                     300,000
MYLAN INC                     COM             628530107   22,769   1,619,400  SH         SOLE                   1,619,400
NRG ENERGY INC                COM NEW         629377508   13,002     300,000  SH         SOLE                     300,000
PROSHARES TR                  ULTRASHORT QQQ  74347R875    3,798     100,000  SH         SOLE                     100,000
SANDRIDGE ENERGY INC          COM             80007P307   39,844   1,111,111  SH         SOLE                   1,111,111
STANDARD PAC CORP NEW         COM             85375C101    7,375   2,201,640  SH         SOLE                   2,201,640
TIME WARNER INC               COM             887317105   56,134   3,400,000  SH         SOLE                   3,400,000


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